Venerable Insurance and Annuity Company
and the following variable annuities supported by its Variable Annuity Accounts B:

PREFERRED ADVANTAGE VARIABLE ANNUITY

Prospectus Supplement Dated July 2, 2021

This supplement updates the Prospectus for your variable annuity Contract and subsequent supplements thereto.  Please read it carefully and keep it with your copy of the Prospectus and any subsequent supplements thereto for future reference.
______________________________________________________________________________

FUND NAME CHANGES

The following funds have changed their names as shown in the following table
Old Fund Name	New Fund Name
Invesco Oppenheimer V.I. Discovery Mid-Cap Growth Fund	Invesco V.I. Discovery Mid-Cap Growth Fund
Invesco Oppenheimer V.I. Main Street Fund	Invesco V.I. Main Street Fund
Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco V.I. Core Bond Fund
VY® Invesco Oppenheimer Global Portfolio	VY® Invesco Global Portfolio
Ivy VIP Asset Strategy	Delaware Ivy VIP Asset Strategy
Ivy VIP Balanced	Delaware Ivy VIP Balanced
Ivy VIP Energy	Delaware Ivy VIP Energy
Ivy VIP High Income	Delaware Ivy VIP High Income
Ivy VIP International Core Equity	Delaware Ivy VIP International Core Equity
Ivy VIP Mid Cap Growth	Delaware Ivy VIP Mid Cap Growth
Ivy VIP Science and Technology	Delaware Ivy VIP Science and Technology
Ivy VIP Securian Real Estate Securities	Delaware Ivy VIP Securian Real Estate Securities
Ivy VIP Small Cap Core	Delaware Ivy VIP Small Cap Core
Ivy VIP Small Cap Growth	Delaware Ivy VIP Small Cap Growth

Therefore, all references to the old fund name in your Contract prospectus and any subsequent supplements thereto are hereby changed to the new fund name.

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND SUBSTITUTIONS

Pursuant to the terms of your variable annuity Contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s (“SEC”) statement on insurance product fund substitutions, Venerable Insurance and Annuity Company (the “Company”) and its Separate Account B (the “Separate Account”) intend to replace, effective on or about the close of business on October 15, 2021, (the “Substitution Date”) the following “Existing Funds” with the corresponding “Replacement Funds”:
Existing Fund	Replacement Fund
Voya Growth and Income Portfolio – Class ADV	Voya Russell Large Cap Index Portfolio – Class ADV
Voya Large Cap Value Portfolio – Class ADV	Voya Russell Large Cap Value Index Portfolio – Class S
VY T. Rowe Price Equity Income Portfolio – Class ADV	Voya Russell Large Cap Value Index Portfolio – Class S
Voya MidCap Opportunities Portfolio – Class ADV	Voya Russell Mid Cap Growth Index Portfolio – Class S

These fund substitutions will only affect you if you currently invest in or plan to invest in a subaccount that corresponds to an Existing Fund.  Not all of the share classes of the Existing Funds may be available through your Contract.  Please refer to your Contract prospectus and any subsequent supplements thereto for the list of the Existing Funds and their share classes available to you.

The following lists important information regarding the proposed fund substitutions:
•
Voluntary Transfers before the Substitution Date.  Prior to the Substitution Date and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in an Existing Fund to any other available subaccount or to any available fixed interest option free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers);

•
On the Substitution Date.  On the Substitution Date, your investment in the subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value;

•
No Fees, Charges, or Taxes.  You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract Value immediately before the substitutions will equal your Contract Value immediately after the substitutions;

•
Fund Fees and Expenses.  The overall fees and expenses of each Replacement Fund are less than those of the corresponding Exiting Fund.  Each Replacement Fund’s fees and expenses, investment objective and information about its investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus;

•
Replacement Funds’ Summary Prospectuses.  Prior to the Substitution Date you will be sent a summary prospectus for each Replacement Fund.  Read the Replacement Funds’ summary prospectuses carefully before deciding what to do with amounts allocated to subaccounts that invest in the Existing Funds that correspond to the Replacement Funds.  If you have not received or have access to a Replacement Fund’s summary prospectus or need to request another, please contact Customer Service at 1-800-366-0066 or send an email request to smb-usa-mailbox@venerable.com;

•
Allocations after the Substitution Date.  Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to the subaccount that invests in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund.  You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066; and

•
Existing Funds no longer Available.  After the Substitution Date, the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract prospectus.

FUND ADDITION

In connection with the upcoming fund substitution involving the Voya MidCap Opportunities Portfolio – Class ADV referenced above, on or before the Substitution Date Class S shares of the Voya Russell Mid Cap Growth Index Portfolio will be added to your Contract.  More Information about the Voya Russell Mid Cap Growth Index Portfolio is as follows:
Fund Name Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

FUND INFORMATION
The following funds have made changes to the subadvisers used by the investment adviser to the Funds.  The updated adviser/subadviser information is as follows:
Fund	Investment Adviser/Subadviser
ClearBridge Variable Aggressive Growth Portfolio	Investment Manager: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio	Investment Manager: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC

Fund	Investment Adviser/Subadviser
Fidelity® VIP Disciplined Small Cap Portfolio	Investment Adviser: Fidelity Management & Research Company Subadviser: Geode Capital Management, LLC
Delaware Ivy VIP Asset Strategy
Investment Adviser:  Delaware Management Company

Subadvisers: Macquarie Investment Management Global Limited
(“MIMGL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), and  Macquarie Investment Management Europe Limited (“MIMEL”).

Delaware Ivy VIP Balanced
Investment Adviser:  Delaware Management Company

Subadvisers: Macquarie Investment Management Global Limited
(“MIMGL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), and  Macquarie Investment Management Europe Limited (“MIMEL”).

Delaware Ivy VIP Energy	Investment Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”).
Delaware Ivy VIP High Income
Investment Adviser:  Delaware Management Company
Subadvisers: Macquarie Investment Management Global Limited
(“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), and  Macquarie Investment Management Europe Limited (“MIMEL”).

Delaware Ivy VIP International Core Equity	Investment Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”).
Delaware Ivy VIP Mid Cap Growth	Investment Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”).
Delaware Ivy VIP Science and Technology	Investment Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”).

Fund	Investment Adviser/Subadviser
Delaware Ivy VIP Securian Real Estate Securities	Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.
Delaware Ivy VIP Small Cap Core	Investment Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”).
Delaware Ivy VIP Small Cap Growth	Investment Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHKL”).

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.